Leases (Details) - Schedule of maturities of our lease liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Maturities Of Our Lease Liabilities [Abstract]
Undiscounted liabilities due in 2023		$ 358,539
Less: imputed interest		10,998
Total lease liabilities	$ 4,525,890	$ 347,541	$ 478,112